Document and Entity Information	Mar. 23, 2023
Prospectus:
Document Type	497
Document Period End Date	Mar. 23, 2023
Entity Registrant Name	AIM GROWTH SERIES (INVESCO GROWTH SERIES)
Entity Central Index Key	0000202032
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Mar. 23, 2023
Document Effective Date	Mar. 23, 2023
Prospectus Date	Apr. 29, 2022